Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Movement in Share Options

The table below summarises movements in the number of options during the year, and changes in weighted average exercise price over the same period.

	2018		2017		2016
	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £
Outstanding at 1 January	27,201	3.12	28,916	3.08	24,762	3.53
Granted	—	—	3,916	4.02	17,296	4.91
Exercised	(334)	3.47	(1,918)	3.77	(338)	3.67
Forfeited/expired	(2,618)	3.83	(3,713)	3.40	(12,804)	3.51
Transferred to SEIL	(24,249)	3.04	—	—	—	—

Outstanding at 31 December	—	—	27,201	3.12	28,916	3.08

Exercisable at 31 December	10,370	2.81	5,200	3.17	2,334	4.30

Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding

The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2018 and 2017.

	2018		2017
Range of exercise prices	Weighted average remaining contractual life Years	Weighted average exercise price £	Weighted average remaining contractual life Years	Weighted average exercise price £
£2 to £3	—	—	3	2.75
£3 to £4	—	—	1	3.17
£4 to £5	—	—	3	4.21

2015 LTIP [member]
Statement [LineItems]
Summary of Movement in Value of Conditional Awards in LTIPs

The following table summarises the movement in the value of conditional awards in the LTIPs in 2018, 2017 and 2016:

	2015 LTIP				2014 LTIP
	2018 £000	2017 £000		2016 £000	2018 £000	2017 £000		2016 £000
Outstanding at 1 January	6,503	6,718		6,769	1,910	3,193		5,102
Forfeited/cancelled	(129)	(215	)(1)	(51)	(1,910)	(1,283	)(1)	(1,909)
Outstanding at 31 December	6,374	6,503		6,718	—	1,910		3,193

(1)	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.